Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Office premises | $	[1]				$ 1,866		$ 1,866
Leasehold improvements | $					156		157
Furniture, fixtures and office equipment | $					591		612
Motor vehicles | $					173		191
Testing equipment | $					37		37
Gross | $					2,826		2,863
Less: accumulated depreciation | $					(2,069)		(2,129)
Net | $					$ 754		$ 734
ZHEJIANG TIANLAN
Building and leasehold improvements						¥ 56,665		¥ 56,665
Furniture, fixtures and office equipment						11,090		10,911
Motor vehicles						4,390		4,410
Plant and machineries						111,928		115,349
Gross						184,073		187,335
Less: accumulated depreciation						(57,795)		(46,856)
Less: accumulated impairment losses		¥ (33,500)	¥ 0	¥ 0
Total						(91,295)		(46,856)
Net						¥ 92,778		¥ 140,479

[1]	Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2018 is approximately US$100,000 (2017: US$104,000).